THE ALGER FUNDS II
360 Park Avenue South
New York, New York 10010

November 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attn: Kim Browning

Re:                             The Alger Funds II (File Nos.: 811-01743, 033-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 79 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment relates to the Post-Effective Amendment to the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on September 28, 2018 that was designated Post-Effective Amendment No. 77 (the “September 28 Filing”).  The September 28 Filing was made pursuant to Rule 485(a)(1) under the Securities Act in order to add Class Y Shares to Alger Spectra Fund (the “Fund”), a series of the Trust.

The Amendment is being filed in order to (i) reflect the comments of the staff (the “Staff”) of the SEC on the September 28 Filing, as discussed below, (ii) file certain exhibits, and (iii) make certain other non-material revisions.

Comments were provided on the September 28 Filing by telephone to the undersigned by Kim Browning of the Staff on November 13, 2018.  For the convenience of the Staff, comments have been restated below in their entirety, and the Trust’s response follows each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the September 28 Filing.

1.                                      Staff Comment: The Staff requested that we add the phrase “after the reimbursement is taken into account” to the description of our recoupment policy in the footnote under the fee and expense table.

Response: In conformity with the Staff’s comment and Form N-1A, we have modified the footnote to the expense table.

2.                                      Staff Comment: The Staff requested that we confirm supplementally that recoupment of waived expenses is limited to three years from the date of the waiver.

Response: We confirm that recoupment of waived expenses is limited to three years from the date of the waiver.

3.                                      Staff Comment: The Staff asked that we confirm that the expense example applies to Class Y shares, or explain why including an expense example for Class Z shares is appropriate.

Response: Confirmed. In conformity with the Staff’s comment and Form N-1A, we have modified the expense example to reference Class Y shares.

4.                                      Staff Comment: The Staff asked that, in our Principal Investment Strategy section of Item 4, we explain in more detail the ways the Fund may utilize short selling, and how this will help the Fund seek to achieve its investment objective.

Response: In conformity with the Staff’s comment and Form N-1A, we have enhanced our discussion of short selling in the Principal Investment Strategy section of Item 4.

5.                                      Staff Comment: The Staff asked that we identify the source of the sectors mentioned in Item 4 and Item 9.

Response: In conformity with the Staff’s comment and Form N-1A, we have noted in Item 4 that these sectors are defined internally and by third party sources.

6.                                      Staff Comment: The Staff asked that we confirm supplementally that there is no intention to establish a concentration policy in the Principal Investment Strategy section of Item 4, and to define the term “significant portion” in plain English or use an accepted term of art to describe the portion of assets to be invested in a particular sector.

Response: We confirm supplementally that there is no intention to establish a policy to concentrate in any particular industry or group of industries. The term “significant portion” is used with the commonly accepted understanding of “significant”, i.e., noteworthy.  We believe it is important to put a shareholder on notice that their investment in the Fund will likely be weighted more heavily toward certain sectors.

7.                                      Staff Comment: The Staff asked whether it might be appropriate to include disclosure regarding the risks of mid cap securities, given that the Fund can invest in securities of any market capitalization.

Response: In conformity with the Staff’s comment and Form N-1A, we have modified the risk disclosures to highlight that certain risks are applicable to mid cap securities.

8.                                      Staff Comment: The Staff asked that we confirm that the strategies and risks disclosed in Item 4 and Item 9 correspond to one another, specifically with regard to terms such as “sector.”

Response: Respectfully, we believe that the Fund’s strategies and risks disclosed in Item 4 and Item 9 correspond to one another, including, in particular, as it relates to “Sector Risk”.

9.                                      Staff Comment: The Staff requested, pursuant to instruction 3(b) to Item 4(b)(2) of Form N-1A, that the Fund add the required disclosure regarding the inclusion of Class Z share performance in the prospectus offering the new Class Y shares.

Response: In conformity with the Staff’s comment and Form N-1A, we have added the disclosure required by the instruction.

10.                               Staff Comment: The staff requested that we move any disclosure regarding the risks of leverage to the risk sections of Item 4 and Item 9 as appropriate.

Response: In conformity with the Staff’s comment and Form N-1A, we have modified Item 4 to ensure that the risks of leverage are discussed only in the Principal Risks section.

11.                               Staff Comment: The Staff asked that we ensure consistency and accuracy regarding how shares may be purchased and redeemed throughout the prospectus, and to confirm whether we intend to allow for telephonic redemptions.

Response: In conformity with the Staff’s comment and Form N-1A, we have noted that Class Y shares may be purchased directly through the Fund’s transfer agent. We do intend to allow for telephonic redemptions under certain circumstances as currently disclosed in the Exchanges section of the prospectus.

12.                               Staff Comment: The Staff noted that all strategies or risks disclosed in Item 9 should be disclosed in Item 4. Specifically, the Staff noted the mention of warrants and rights in Item 9 which was not mentioned in Item 4.

Response: We confirm that all strategies and risks disclosed in Item 9 are disclosed in Item 4.  In addition, in conformity with the Staff’s comment and Form N-1A, we have modified Item 9 to remove the reference to warrants and rights, as they are not part of the Fund’s Principal Investment Strategies.

13.                               Staff Comment: The Staff requested that we modify our description of cases where payment of redemptions may be suspended to align with section 22(e) of the Investment Company Act of 1940 (the “1940 Act”).

Response: In conformity with the Staff’s comment and Form N-1A, we have modified this disclosure to more closely follow the wording of the referenced section.

14.                               Staff Comment: The Staff requested that we clarify the purpose of the paragraph discussing foreign currency risks in the Item 9 risk section.

Response: In conformity with the Staff’s comment and Form N-1A, we have removed this paragraph as we do not believe it is applicable to the Fund’s principal investment strategies.

15.                               Staff Comment: The Staff requested that we update the disclosures regarding the risks of short selling in light of any changes to the disclosures in the Principal Investment Strategy section regarding the Fund’s use of short selling.

Response: Respectfully, we believe the risks of short selling are properly disclosed and address the changes to the disclosure in the Principal Investment Strategy section regarding the Fund’s use of short selling.  We do not believe any further updating of the risk disclosure is necessary.

16.                               Staff Comment: The Staff requested that we include financial highlights for Class Z shares because we are including performance for Class Z shares.

Response: In conformity with the Staff’s comment, we have included the Class Z Share financial highlights.

17.                               Staff Comment: The Staff asked that we confirm that, pursuant to Item 16 of Form N-1A, we have properly disclosed any ongoing arrangements to make available information about the Fund’s portfolio securities.

Response: In conformity with the Staff’s comment and Form N-1A, we have added certain applicable service providers, and believe the disclosure, as amended, is compliant with Item 16.

18.                               Staff Comment:  The Staff expressed concerns that the language regarding the disclosure of certain statistical information to shareholders who request such information by contacting the Funds via telephone, as disclosed in the Disclosure of Portfolio Holdings section of the Statement of Additional Information, may constitute selective disclosure of material information

Response: In conformity with the Staff’s comment and Form N-1A, we have modified the disclosure to note that such information is available on the Funds’ website, alger.com.

19.                               Staff Comment: The Staff asked that we consider adding more detail regarding how we select securities for a redemption-in-kind, including whether a redemption in kind will generally be paid using a pro-rata portion of the securities of the Fund.

Response: Respectfully, we believe the disclosure on page A-4/A-10 of the prospectus properly discloses that securities will generally be selected on a pro rata basis, which is consistent with the Fund’s redemption in kind procedures adopted under Rule 22e-4 under the 1940 Act

20.                               Staff Comment: The Staff requested that we clarify, in the section titled “Redemptions by the Funds,” that, with respect to exchanges, the Fund may only reject the purchase component of the exchange, and that the Fund does not have the right to prevent a shareholder from redeeming.

Response: Respectfully, we believe the following parenthetical on page A-8/A-10 of the prospectus adequately addresses this issue: “(When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder.)”

21.                               Staff Comment: The Staff asked that we confirm supplementally that all principal investment strategies that are described in the Statement of Additional Information (the “SAI”) are also described in Item 4 and Item 9 of the prospectus.

Response: We confirm that all principal investment strategies in the SAI are also described in Item 4 and Item 9.

22.                               Staff Comment: The Staff asked that we confirm supplementally that the fees associated with the lending of portfolio securities are not reflected in the Fund’s fee and expense table.

Response: We confirm that fees associated with the lending of portfolio securities are not reflected in the Fund’s fee and expense table.

23.                               Staff Comment: The Staff requested that we clarify, in the Investment Restrictions section of the Statement of Additional Information, the purpose of the statement “the entry into repurchase agreements shall not constitute loans by the Fund.”

Response: The purpose of the statement is to clarify the definition of the term “loans” for the purpose of the investment restriction prohibiting loans by each series of the Trust except in certain circumstances. It serves to clarify that this restriction does not in any way prohibit each series of the Trust from entering into repurchase agreements.

24.                               Staff Comment: The Staff requested that, in the Investment Restrictions section of the SAI, we clarify that, in regards to exceeding borrowing limitations, each series of the Trust “shall take steps” to reduce any excessive borrowings within 3 days. The Staff objected to the use of the word “must” in the place of “shall”.

Response: In conformity with the Staff’s comment and Form N-1A, we have made this modification.

25.                               Staff Comment: The Staff Requested, in the Purchases Through Processing Organizations section of the SAI, that we clarify the meaning of the phrase “proper form.”

Response: In this context, “proper form” has the same meaning as “good order.” We have changed the phrase to “good order” for consistency.

26.                               Staff Comment: The Staff asked that we confirm that the commissions disclosed in the tables in the Portfolio Transactions section of the SAI are not underwriting commissions, and if they are not, to confirm how the requirements of Item 25(a)(3) are satisfied.

Response: We confirm that the commissions disclosed in the table in the Portfolio Transactions section of the SAI are not underwriting commissions. Rather, they are commissions received by an affiliated broker dealer, Alger Inc., for executing trades in the Fund’s portfolio securities. The requirements of Item 25(a)(3) are satisfied under the Distributor heading on page 39 of the SAI, where we disclose that Alger Inc. retained certain amounts of initial sales charges and contingent deferred sales charges.

27.                               Staff Comment: The Staff requested that we explain the purpose of the following sentence in the Portfolio Transactions section of the SAI: “Neither Alger Inc. nor its affiliates engage in principal transactions with the Funds.” The Staff asked which item in Form N-1A this statement was responsive to, and whether it was intended to state that there is nothing to disclose in response to Item 25(b).

Response: This statement is responsive to Items 21(a) and 21(b) of Form N-1A, and is included to make clear that Alger Inc. only engages in transactions with the Fund on an agency basis, not a principal basis, and so has no markups or markdowns of principal transactions to report.

Very truly yours,

/s/ Christopher Ullman
Christopher Ullman
Assistant Secretary

cc:                                Gary Granik, Esq.

Hal Liebes, Esq.

Tina Payne, Esq.